EXIT and DISPOSAL ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Cash and cash equivalents	$ 982,019	$ 6,873,659
Restricted cash	109,171	2,078,601
Accounts receivable, net of allowance for doubtful accounts of $7,993 and nil as of December 31, 2017 and 2018	0	2,271,372
Notes receivable	1,524,747	6,506,648
Prepaid expenses and other current assets	23,889	1,492,944
Advances to suppliers	6,132	1,080,506
Inventories	0	3,919,834
Amount due from related parties	2,367,657	8,991,640
Total current assets associated with discontinued operations	5,013,615	33,215,204
Property, plant and equipment, net	0	93,662,275
Prepaid land use rights, net	0	1,812,333
Long-lived assets held-for-sale	59,523,588	0
Total non-current assets associated with discontinued operations	59,523,588	95,474,608
LIABILITIES:
Short-term bank borrowings, including current portion of long-term bank borrowings	10,176,600	25,515,860
Accounts payable	685,569	3,092,222
Notes payable	109,171	2,078,601
Advances from customers	0	313,371
Payables for purchases of property, plant and equipment	1,074,155	3,408,015
Accrued expenses and other current liabilities	1,315,848	5,312,623
Amount due to related parties	5,314,587	4,932,778
Total current liabilities associated with discontinued operations	18,675,930	44,653,470
Long-term bank borrowings	0	2,151,940
Deferred government subsidies	723,035	846,826
Total non-current liabilities associated with discontinued operations	723,035	2,998,766
Revenues	7,112,528	29,652,458	$ 32,882,110
Cost of revenues	(9,782,928)	(30,227,536)	(30,264,391)
Gross profit (loss)	(2,670,400)	(575,078)	2,617,719
Operating (expenses) income:
Selling, general and administrative expenses	(2,723,335)	(1,621,977)	(1,022,179)
Research and development expenses	(608)	(204,658)	(123,024)
Long-lived assets impairment	(18,769,938)	(2,987,668)	(198,689)
Other operating income, net	1,928,362	3,019,556	3,040,004
Total operating income (expenses)	(19,565,519)	(1,794,747)	1,696,112
Income (loss) from operations	(22,235,919)	(2,369,825)	4,313,831
Interest expense	(1,074,251)	(1,743,124)	(1,848,002)
Interest income	22,794	22,716	258,737
Exchange (loss) gain	(17,669)	2,308	(13,975)
Income (loss) from discontinued operations, net of tax of nil	$ (23,305,045)	$ (4,087,925)	$ 2,710,591